UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2012

Check here if Amendment [ ]; Amendment Number:     ______
   This Amendment (Check only one.):   [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:         Partner Advisory Services, L.P.
Address:      Four Embarcadero Center
              Suite 3500
              San Francisco, CA 94111

Form 13F File Number: 028-14885

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Darin Sadow
Title:   Chief Compliance Officer
Phone:   415-281-1000

Signature, Place, and Date of Signing:

    /s/ Darin Sadow           San Francisco, CA       11/14/2012
-------------------------     -----------------       -----------------
[Signature]                     [City, State]         [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0
                                          ------------
Form 13F Information Table Entry Total:    19
                                          ------------
Form 13F Information Table Value Total:    146,235
                                          ------------
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                           FORM 13F INFORMATION TABLE

   Column 1                 Column 2  Column 3  Column 4      Column 5          Column 6   Column 7       Column 8
   --------                 --------  --------  --------  -----------------     --------   --------  ------------------

                            TITLE OF              VALUE   SHRS OR  SH/ PUT/    INVESTMENT    OTHER
NAME OF ISSUER               CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL    DISCRETION   MANAGER  SOLE  SHARED  NONE
--------------              --------   -----    --------  -------  --- ----    ----------   -------  ----  ------  ----
APPLE INC                      PUT       037833950     376   13,200 SH Put   Shared-defined            0     13,200  0
APPLE INC                      COM       037833100  28,694   43,012 SH       Shared-defined            0     43,012  0
BAIDU INC                      SPON ADR
  REP A                                  056752108   4,148   35,490 SH       Shared-defined            0     35,490  0
EXCO RESOURCES INC             COM       269279402   4,122  514,606 SH       Shared-defined            0    514,606  0
FACEBOOK INC                   CALL      30303M902     297  205,000 SH Call  Shared-defined            0    205,000  0
FACEBOOK INC                   CL A      30303M102   6,432  296,941 SH       Shared-defined            0    296,941  0
FIRST SOLAR INC                COM       336433107   7,299  329,606 SH       Shared-defined            0    329,606  0
FUSION-IO INC                  PUT       36112J957     196   80,000 SH Put   Shared-defined            0     80,000  0
GOOGLE INC                     CL A      38259P508  10,394   13,776 SH       Shared-defined            0     13,776  0
JABIL CIRCUIT INC              COM       466313103  12,251  654,428 SH       Shared-defined            0    654,428  0
NETAPP INC                     CALL      64110D904     503  260,000 SH Call  Shared-defined            0    260,000  0
NVIDIA CORP                    COM       67066G104  12,444  932,823 SH       Shared-defined            0    932,823  0
PRICELINE COM INC              PUT       741503953     115   11,000 SH Put   Shared-defined            0     11,000  0
PRICELINE COM INC              COM NEW   741503403   7,179   11,597 SH       Shared-defined            0     11,597  0
QLIK TECHNOLOGIES INC          COM       74733T105   6,987  312,058 SH       Shared-defined            0    312,058  0
QUALCOMM INC                   PUT       747525953     160  116,500 SH Put   Shared-defined            0    116,500  0
QUALCOMM INC                   COM       747525103  24,157  386,692 SH       Shared-defined            0    386,692  0
SALESFORCE COM INC             COM       79466L302  14,369   94,108 SH       Shared-defined            0     94,108  0
CHECK POINT SOFTWARE TECH LT   ORD       M22465104   6,112  126,920 SH       Shared-defined            0    126,920  0